Note Loans (Loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income	[1]	$ 22,346,115	$ 19,404,451
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		45,169	18,899
ASC Subtopic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income		268,000	59,000
Reverse Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past-due 90 days or more		70,000	66,000
Residential mortgage loans insured By FHA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past-due 90 days or more		$ 164,000	$ 125,000

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)